Common Stock and Additional Paid-in Capital - Issuance of common shares (Details) (USD $)	12 Months Ended						9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 Two at the market equity offerings	Apr. 30, 2010 Own Share Lending Agreement (Member)	Nov. 30, 2009 Own Share Lending Agreement (Member)	Sep. 30, 2010 Universal Shelf Registration Statement [Member]	Mar. 19, 2009 Cancellation of acquisition of seven drybulk vessels [Member]
Common stock shares issued	424,762,094	369,649,777		165,054,595	10,000,000	26,100,000	74,818,706	11,990,495
Proceeds from Issuance of Common Stock	$ 0	$ 341,774,000	$ 950,555,000	$ 952,369			$ 342,300,000
Nominal lending fee per share					$ 0.01
Value Of Common Shares For Sale Under Universal Shelf Registration Payment							$ 350,000,000